Share capital and additional paidin capital (Details 1) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Net income (loss)	$ 10,083	$ 7,915
Basic income (loss) per share	$ 0.11	$ (0.03)
Diluted income (loss) per share	$ 0.10	$ (0.03)
Diluted Income Loss Per Share [Member]
Statement [Line Items]
Net income (loss)	$ 5,886	$ (1,649)
Weighted average shares outstanding	55,387,756	50,320,168
Basic income (loss) per share	$ 0.11	$ (0.03)
Weighted average shares outstanding in calculating diluted income (loss) per share	57,317,476
Adjustments for calculation of diluted income per share: Stock options	360,025
Adjustments for calculation of diluted income per share: RSUs	1,569,695
Basic Income Loss Per Share [Member]
Statement [Line Items]
Net income (loss)	$ 5,886	$ (1,649)
Weighted average shares outstanding	55,387,756	50,320,168
Weighted average shares outstanding in calculating diluted income (loss) per share		50,320,168
Diluted income (loss) per share	$ 0.10	$ (0.03)